Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions		Total	Share capital [member]	Capital reserve [member]	Share premium [member]	Surplus reserve [member]	Other reserves [Member]	Exchange reserve [member]	Retained earnings [member]	Attributable to equity holders of the company [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015		¥ 304,790	¥ 80,932	¥ 17,160	¥ 10,746	¥ 70,973	¥ 876	¥ (812)	¥ 123,948	¥ 303,823	¥ 967
Profit for the year		18,123							18,018	18,018	105
Other comprehensive income for the year		25					(165)	190		25
Total comprehensive income for the year		18,148					(165)	190	18,018	18,043	105
Disposal of a subsidiary		(15)									(15)
Distribution to non-controlling interests		(86)									(86)
Dividends		(6,489)							(6,489)	(6,489)
Appropriations						1,638			(1,638)
Beginning balance at Dec. 31, 2015		304,790	80,932	17,160	10,746	70,973	876	(812)	123,948	303,823	967
Profit for the year		18,123							18,018	18,018	105
Other comprehensive income for the year		25					(165)	190		25
Total comprehensive income for the year		18,148					(165)	190	18,018	18,043	105
Disposal of a subsidiary		(15)									(15)
Distribution to non-controlling interests		(86)									(86)
Dividends		(6,489)							(6,489)	(6,489)
Appropriations						1,638			(1,638)
Ending balance at Dec. 31, 2016		316,348	80,932	17,160	10,746	72,611	711	(622)	133,839	315,377	971
Profit for the year		18,761							18,617	18,617	144
Other comprehensive income for the year		(552)					(293)	(259)		(552)
Total comprehensive income for the year		18,209					(293)	(259)	18,617	18,065	144
Distribution to non-controlling interests		(89)									(89)
Dividends		(7,530)							(7,530)	(7,530)
Appropriations						1,686			(1,686)
Others		(4)					(4)			(4)
Beginning balance at Dec. 31, 2016		316,348	80,932	17,160	10,746	72,611	711	(622)	133,839	315,377	971
Profit for the year		18,761							18,617	18,617	144
Other comprehensive income for the year		(552)					(293)	(259)		(552)
Total comprehensive income for the year		18,209					(293)	(259)	18,617	18,065	144
Acquisition of the Eighth Acquired Group		(87)		(80)					(7)	(87)
Acquisition of non-controlling interests		(150)		46						46	(196)
Distribution to non-controlling interests		(89)									(89)
Dividends		(7,530)							(7,530)	(7,530)
Appropriations						1,686			(1,686)
Ending balance (Changes in accounting policies [member]) at Dec. 31, 2017		2,974				302			2,673	2,975	(1)
Ending balance (Restated balance [member]) at Dec. 31, 2017	[1]	329,671	80,932	17,126	10,746	74,599	414	(881)	145,906	328,842	829
Ending balance at Dec. 31, 2017		326,697	80,932	17,126	10,746	74,297	414	(881)	143,233	325,867	830
Profit for the year		21,338							21,210	21,210	128
Other comprehensive income for the year		(95)					(249)	154		(95)
Total comprehensive income for the year		21,243					(249)	154	21,210	21,115	128
Disposal of a subsidiary		5									5
Distribution to non-controlling interests		(177)									(177)
Dividends		(7,568)							(7,568)	(7,568)
Appropriations						1,875			(1,875)
Beginning balance (Changes in accounting policies [member]) at Dec. 31, 2017		2,974				302			2,673	2,975	(1)
Beginning balance (Restated balance [member]) at Dec. 31, 2017	[1]	329,671	80,932	17,126	10,746	74,599	414	(881)	145,906	328,842	829
Beginning balance at Dec. 31, 2017		326,697	80,932	17,126	10,746	74,297	414	(881)	143,233	325,867	830
Profit for the year		21,338							21,210	21,210	128
Other comprehensive income for the year		(95)					(249)	154		(95)
Total comprehensive income for the year		21,243					(249)	154	21,210	21,115	128
Disposal of investments in equity instruments at fair value through other comprehensive income							(5)		5
Disposal of a subsidiary		5									5
Contribution from non-controlling interests		945		680						680	265
Reduction of capital by non-controlling interests		(20)									(20)
Distribution to non-controlling interests		(177)									(177)
Dividends		(7,568)							(7,568)	(7,568)
Appropriations						1,875			(1,875)
Ending balance at Dec. 31, 2018		¥ 344,099	¥ 80,932	¥ 17,806	¥ 10,746	¥ 76,474	¥ 160	¥ (727)	¥ 157,678	¥ 343,069	¥ 1,030

[1]	restated